UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09054
CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875 3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:                             Schedule of Investments

Credit Suisse High Income Fund

Schedule of Investments

January 31, 2005 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (89.9%)
Aerospace (2.3%)
$650	Aviall, Inc., Senior Notes (Callable 7/01/07 @ $103.81)	(BB , B1)	07/01/11	7.625	$692,250
750	BE Aerospace, Inc., Series B, Senior Subordinated Notes (Callable 3/01/05 @ $100.00)	(B- , Caa3)	03/01/08	8.000	746,250
587	Hexcel Corp., Global Company Guaranteed Notes (Callable 4/01/06 @ $104.94)	(B , B3)	10/01/08	9.875	651,570
250	K&F Acquisition, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/15/09 @ $103.88) ‡	(B- , Caa1)	11/15/14	7.750	250,000
950	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 7/15/08 @ $103.06)	(BB+ , Ba3)	07/15/13	6.125	976,125
250	L-3 Communications Corp., Rule 144A, Senior Subordinated Notes (Callable 1/15/10 @ $102.94) ‡§	(BB+ , Ba3)	01/15/15	5.875	250,000
620	Sequa Corp., Senior Notes	(BB- , B1)	08/01/09	9.000	685,100
250	Sequa Corp., Series B, Senior Notes	(BB- , B1)	04/01/08	8.875	270,000
250	Standard Aero Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 9/01/09 @ $104.13) ‡	(B- , Caa1)	09/01/14	8.250	270,000
750	Titan Corp., Global Company Guaranteed Notes (Callable 5/15/07 @ $104.00)	(B , B2)	05/15/11	8.000	806,250
250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 7/15/06 @ $106.28)	(B- , B3)	07/15/11	8.375	266,250
					5,863,795

Airlines (0.0%)
100	American Airlines, Inc., Series 01-2, Pass Thru Certificates	(BB , B1)	10/01/06	7.800	88,057

Automobile Manufacturing/Vehicle Parts (2.6%)
250	Collins & Aikman Products Corp., Global Company Guaranteed Notes (Callable 12/31/06 @ $105.38) §	(B- , B2)	12/31/11	10.750	248,750
1,250	Collins & Aikman Products Corp., Rule 144A, Senior Subordinated Notes ‡§	(B- , B3)	08/15/12	12.875	1,040,625
500	Cooper-Standard Automotive, Inc., Rule 144A, Notes (Callable 12/15/09 @ $104.19) ‡	(B , B3)	12/15/14	8.375	477,500
350	Cummins, Inc., Global Senior Notes (Callable 12/01/06 @ $104.75) #§	(BB+ , Ba2)	12/01/10	9.500	397,250
500	Douglas Dynamics LLC, Rule 144A, Company Guaranteed Notes (Callable 1/15/09 @ $103.88) ‡	(B- , B3)	01/15/12	7.750	506,250
500	Dura Operating Corp., Series D, Company Guaranteed Notes (Callable 5/01/05 @ $103.00) §	(B- , B3)	05/01/09	9.000	485,000
500	Group 1 Automotive, Inc., Senior Subordinated Notes (Callable 8/15/08 @ $104.12)	(B+ , B1)	08/15/13	8.250	527,500
200	Holley Performance Products, Inc., Series B, Company Guaranteed Notes (Callable 9/15/05 @ $102.04)	(CCC- , Caa3)	09/15/07	12.250	157,000
600	Metaldyne Corp., Global Company Guaranteed Notes (Callable 6/15/07 @ $105.50) §	(B , Caa1)	06/15/12	11.000	501,000
250	Metaldyne Corp., Rule 144A, Senior Notes (Callable 11/01/08 @ $105.00) ‡§	(B , B3)	11/01/13	10.000	235,000
350	Motor Coach Industries International, Inc., Company Guaranteed Notes (Callable 5/01/05 @ $103.75)	(CC , Ca)	05/01/09	11.250	208,250
500	Stanadyne Corp., Rule 144A, Senior Subordinated Notes (Callable 8/15/09 @ $105.00) ‡	(B- , Caa1)	08/15/14	10.000	537,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

650	Tenneco Automotive, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/15/09 @ $104.31) ‡	(B- , B3)	11/15/14	8.625	679,250
520	TRW Automotive, Global Senior Subordinated Notes (Callable 2/15/08 @ $105.50) §	(BB- , B1)	02/15/13	11.000	611,000
					6,611,875

Broadband (0.5%)
750	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.38) ‡	(CC , Caa1)	10/15/11	10.750	650,625
750	Primus Telecommunications Group, Inc., Global Senior Notes (Callable 1/15/09 @ $104.00) §	(CCC , B3)	01/15/14	8.000	637,500
					1,288,125

Broadcast/Outdoor (1.4%)
608	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B- , B3)	12/15/12	7.750	629,280
250	Entravision Communications Corp., Global Company Guaranteed, Senior Subordinated Notes (Callable 3/15/06 @ $104.06)	(B- , B3)	03/15/09	8.125	267,500
150	Gray Television, Inc., Global Company Guaranteed Notes (Callable (12/15/06 @ $104.62) §	(B- , B2)	12/15/11	9.250	167,625
700	LIN Television Corp., Global Senior Subordinated Notes (Callable 5/15/08 @ $103.25)	(B , B1)	05/15/13	6.500	710,500
850	Nexstar Finance Holdings LLC, Global Senior Discount Notes (Callable 4/01/08 @ $105.69) +§	(B- , Caa1)	04/01/13	0.000	675,750
300	Paxson Communications Corp., Global Company Guaranteed Notes (Callable 1/15/06 @ $106.13) +	(CCC , Caa1)	01/15/09	0.000	291,000
97	Salem Communications Holding Corp., Series B, Global Company Guaranteed Notes (Callable 7/01/06 @ $104.50)	(B- , B2)	07/01/11	9.000	105,488
100	Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.38)	(B , B2)	12/15/11	8.750	107,000
500	Susquehanna Media Co., Rule 144A, Global Senior Subordinated Notes (Callable 4/15/08 @ $103.69) ‡	(B , B1)	04/15/13	7.375	530,000
					3,484,143

Building Products (2.9%)
133	Airxcel, Inc., Series B, Senior Subordinated Notes (Callable 11/15/05 @ $100.00)	(CCC+ , Caa1)	11/15/07	11.000	131,005
250	Associated Materials, Inc., Global Company Guaranteed Notes (Callable 4/15/07 @ $104.88)	(B- , Caa1)	04/15/12	9.750	275,000
190	Building Materials Corporation of America, Series B, Company Guaranteed Notes	(B+ , B2)	12/01/08	8.000	195,225
366	Building Materials Corporation of America, Series B, Senior Notes	(B+ , B2)	07/15/05	7.750	372,405
900	Building Materials Corporation of America, Unsecured Senior Notes	(B+ , B2)	10/15/07	8.000	920,250
250	Collins & Aikman Floorcovering, Global Company Guaranteed Notes (Callable 2/15/06 @ $104.88)	(B- , Caa1)	02/15/10	9.750	266,250
340	Dayton Superior Corp., Company Guaranteed Notes (Callable 6/15/07 @ $102.17)	(CCC , Caa2)	06/15/09	13.000	357,000
400	Dayton Superior Corp., Global Secured Notes (Callable 6/15/06 @ $105.62)	(B- , B3)	09/15/08	10.750	432,000
500	Goodman Global Holding Company, Inc., Rule 144A, Senior Notes (Callable 6/15/06 @ $102.00) ‡#§	(B- , B3)	06/15/12	5.760	515,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

250	Goodman Global Holding Company, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/08 @ $103.94) ‡	(B- , Caa1)	12/15/12	7.875	242,500
177	Interface, Inc., Global Senior Notes	(B- , Caa1)	02/01/10	10.375	204,435
250	Interface, Inc., Global Senior Subordinated Notes (Callable 2/01/09 @ $104.75) §	(CCC , Caa3)	02/01/14	9.500	272,500
800	Jacuzzi Brands, Inc., Global Secured Notes (Callable 7/01/07 @ $104.81) §	(B , B3)	07/01/10	9.625	896,000
500	Nortek, Inc., Rule 144A, Senior Subordinated Notes (Callable 9/01/09 @ $104.25) ‡	(B- , B3)	09/01/14	8.500	516,250
500	Ply Gem Industries, Inc., Rule 144A, Senior Subordinated Notes (Callable 2/15/08 @ $104.50) ‡	(B- , B3)	02/15/12	9.000	500,000
500	RMCC Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 11/01/08 @ $104.75) ‡§	(CCC+ , Caa1)	11/01/12	9.500	495,000
1,015	Werner Holding Co., Inc., Series A, Company Guaranteed Notes (Callable 11/15/05 @ $100.00) §	(CCC- , B3)	11/15/07	10.000	832,300
					7,423,120

Cable (4.1%)
500	Adelphia Communications Corp., Series B, Senior Notes Æ	(NR , Caa1)	12/31/49	9.500	420,000
260	Adelphia Communications Corp., Series B, Senior Notes Æ	(NR , NR)	12/31/49	10.500	227,500
600	Atlantic Broadband Finance LLC, Rule 144A, Senior Subordinated Notes (Callable 1/15/09 @ $104.69) ‡	(CCC+ , Caa1)	01/15/14	9.375	579,000
750	Cablevision Systems New York Group, Rule 144A, Senior Notes ‡§	(B+ , B3)	04/15/12	8.000	813,750
150	Century Communications Corp., Senior Notes Æ	(NR , NR)	10/01/07	8.750	156,750
1,250	Charter Communications Holdings LLC, Senior Notes (Callable 4/01/05 @ $102.88) §	(CCC- , Ca)	04/01/09	8.625	1,006,250
250	CSC Holdings, Inc., Debentures	(BB- , B1)	07/15/18	7.625	277,500
275	CSC Holdings, Inc., Senior Notes	(BB- , B1)	12/15/07	7.875	297,688
200	CSC Holdings, Inc., Series B, Debentures	(BB- , B1)	08/15/09	8.125	220,500
200	CSC Holdings, Inc., Series B, Senior Notes	(BB- , B1)	07/15/09	8.125	220,500
390	CSC Holdings, Inc., Series B, Senior Notes	(BB- , B1)	04/01/11	7.625	427,050
880	Insight Communications Company, Inc., Senior Discount Notes (Callable 2/15/06 @ $106.12) +§	(B- , Caa2)	02/15/11	0.000	866,800
20	Insight Midwest/Insight Capital Corp., Global Senior Notes (Callable 11/01/05 @ $105.25)	(B+ , B2)	11/01/10	10.500	21,900
1,110	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/05 @ $103.25) §	(B+ , B2)	10/01/09	9.750	1,171,050
1,850	Mediacom LLC Capital Corp., Senior Notes (Callable 2/15/06 @ $103.94) §	(B , B3)	02/15/11	7.875	1,813,000
200	Mediacom LLC Capital Corp., Series B, Senior Notes (Callable 4/15/05 @ $101.42) §	(B , B3)	04/15/08	8.500	205,250
320	Northland Cable Television, Inc., Company Guaranteed Notes (Callable 11/15/05 @ $100.00) §	(CC , Caa3)	11/15/07	10.250	318,400
650	Olympus Communications LP, Series B, Senior Notes Æ	(NR , NR)	11/15/06	10.625	840,125
697	Renaissance Media Group LLC, Company Guaranteed Notes (Callable 4/15/05 @ $101.67) +	(CCC+ , B3)	04/15/08	10.000	722,266
					10,605,279

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Capital Goods (1.2%)
250	Blount, Inc., Senior Subordinated Notes (Callable 8/01/08 @ $104.44)	(B- , Caa1)	08/01/12	8.875	273,125
800	Case New Holland, Inc., Rule 144A, Senior Notes (Callable 8/01/07 @ $104.63) ‡	(BB- , Ba3)	08/01/11	9.250	878,000
200	Case New Holland, Inc., Rule 144A, Senior Notes (Callable 8/01/07 @ 104.63) ‡	(BB- , Ba3)	08/01/11	9.250	219,500
280	JII Holdings LLC, Global Secured Notes (Callable 1/01/06 @ $103.25)	(CCC- , Caa2)	04/01/07	13.000	261,800
735	Motors & Gears, Inc., Series D, Senior Notes (Callable 4/21/05 @ $100.00)	(CCC , Caa1)	11/15/06	10.750	716,625
600	SPX Corp., Senior Notes §	(BB+ , Ba3)	06/15/11	6.250	645,000
200	SPX Corp., Senior Notes (Callable 1/01/08 @ $103.75)	(BB+ , Ba3)	01/01/13	7.500	220,500
					3,214,550

Chemicals (4.1%)
750	Crystal US Holdings, Rule 144A, Senior Discount Notes (Callable 10/01/09 @ $105.25) ‡+	(B- , Caa2)	10/01/14	0.000	512,812
200	Equistar Chemicals Funding, Global Company Guaranteed Notes	(B+ , B2)	09/01/08	10.125	229,000
800	Equistar Chemicals Funding, Global Senior Notes (Callable 5/01/07 @ $105.31)	(B+ , B2)	05/01/11	10.625	924,000
50	Equistar Chemicals Funding, Senior Notes §	(B+ , B2)	02/15/09	8.750	55,250
350	FMC Corp., Global Senior Secured Notes (Callable 11/01/06 @ $105.13)	(BB+ , Ba2)	11/01/09	10.250	399,875
500	HMP Equity Holdings Corp., Global Senior Discount Notes (Callable 5/15/05 @ $68.68)	(CCC+ , NR)	05/15/08	0.000	336,250
650	Huntsman Company LLC, Global Company Guaranteed Notes (Callable 10/15/07 @ $105.81)	(B , B2)	10/15/10	11.625	760,500
300	Huntsman Company LLC, Rule 144A, Company Guaranteed Notes (Callable 7/15/08 @ $105.75) ‡#	(CCC+ , B3)	07/15/12	11.750	357,000
250	Huntsman International Holdings LLC, Senior Discount Notes (Callable 7/01/05 @ $58.33)	(CCC+ , Caa2)	12/31/09	0.000	141,563
150	Huntsman International LLC, Company Guaranteed Notes (Callable 7/01/05 @ $103.38) §	(CCC+ , Caa1)	07/01/09	10.125	158,250
500	IMC Global, Inc., Global Senior Notes (Callable 8/01/08 @ $105.44)	(BB , B1)	08/01/13	10.875	611,250
250	IMC Global, Inc., Rule 144A, Company Guaranteed Notes (Callable 6/01/06 @ $105.62) ‡	(BB , B1)	06/01/11	11.250	283,750
1,000	Koppers Industry, Inc., Rule 144A, Senior Discount Notes (Callable 11/15/09 @ $104.94) ‡+	(B- , Caa2)	11/15/14	0.000	630,000
100	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 12/15/05 @ $104.75)	(B+ , B1)	12/15/08	9.500	108,500
1,000	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 6/01/08 @ $105.25) §	(B+ , B1)	06/01/13	10.500	1,185,000
150	Lyondell Chemical Co., Senior Secured Notes §	(B+ , B1)	07/15/12	11.125	177,000
73	Lyondell Chemical Co., Series B, Senior Secured Notes (Callable 5/01/05 @ $102.47) §	(B+ , B1)	05/01/07	9.875	76,650
550	Nalco Co., Global Senior Subordinated Notes (Callable 11/15/08 @ $104.44) §	(B- , Caa1)	11/15/13	8.875	602,250
800	PolyOne Corp., Rule 144A, Senior Notes (Callable 5/15/07 @ $105.31) ‡§	(B+ , B3)	05/15/10	10.625	896,000
500	Radnor Holdings Corp., Global Senior Notes (Callable 3/15/07 @ $105.50)	(CCC , Caa1)	03/15/10	11.000	456,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

400	Resolution Performance Products LLC, Global Senior Subordinated Notes (Callable 11/15/05 @ $106.75) §	(CCC , Caa2)	11/15/10	13.500	443,000
250	Resolution Performance Products LLC, Global Senior Subordinated Notes (Callable 4/15/06 @ $104.75)	(CCC+ , B3)	04/15/10	9.500	271,875
747	Terra Capital, Inc., Global Secured Notes (Callable 6/01/07 @ $105.75)	(B- , Caa1)	06/01/10	11.500	847,845
					10,463,870

Competitive Local Exchange Carrier (CLEC) (0.7%)
350	Block Communications, Inc., Global Company Guaranteed Notes (Callable 4/15/06 @ $104.63) §	(B- , B2)	04/15/09	9.250	375,375
500	FairPoint Communications, Inc., Senior Notes (Callable 3/01/07 @ $105.94)	(B , B3)	03/01/10	11.875	587,500
100	FairPoint Communications, Inc., Senior Subordinated Notes (Callable 5/01/05 @ $106.25)	(B- , Caa1)	05/01/10	12.500	108,500
200	FairPoint Communications, Inc., Series B, Senior Subordinated Notes (Callable 05/01/05 @ $101.58)	(B- , Caa1)	05/01/08	9.500	204,000
618	Time Warner Telecom LLC, Senior Notes (Callable 7/15/05 @ $101.63) §	(CCC+ , B3)	07/15/08	9.750	623,675
					1,899,050

Consumer Products/Tobacco (4.3%)
850	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/08 @ $105.13) ‡+	(B- , Caa1)	10/01/12	0.000	569,500
750	Ames True Temper, Global Senior Subordinated Notes (Callable 7/15/08 @ $105.00) §	(CCC+ , Caa1)	07/15/12	10.000	712,500
200	Central Garden & Pet Co., Senior Subordinated Notes (Callable 2/01/08 @ $104.56)	(B+ , B2)	02/01/13	9.125	220,500
205	Chattem, Inc., Global Senior Subordinated Notes (Callable 3/01/09 @ $103.50)	(B , B2)	03/01/14	7.000	210,894
750	DIMON, Inc., Senior Notes (Callable 6/01/08 @ $103.87)	(BB , B1)	06/01/13	7.750	813,750
955	General Binding Corp., Company Guaranteed Notes (Callable 6/01/05 @ $101.56)	(B- , Caa1)	06/01/08	9.375	950,225
650	Jarden Corp., Global Company Guaranteed Notes (Callable 5/01/07 @ $104.88)	(B- , B2)	05/01/12	9.750	711,750
1,000	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 5/15/07 @ $105.34) +	(B , B3)	05/15/13	0.000	872,500
950	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 5/15/07 @ $104.81) §	(B , B2)	05/15/12	9.625	1,064,000
553	PCA LLC, Global Senior Notes	(B- , B3)	08/01/09	11.875	472,815
625	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 6/01/06 @ $104.69) §	(CCC+ , Caa2)	06/01/11	9.375	671,875
500	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B- , Caa1)	04/15/12	9.250	530,000
400	Reddy Ice Group, Inc, Global Senior Subordinated Notes (Callable 8/01/07 @ $104.44)	(B- , B3)	08/01/11	8.875	430,000
750	Remington Arms Co., Rule 144A, Global Company Guaranteed Notes (Callable 2/01/07 @ $105.25) ‡§	(CCC+ , B3)	02/01/11	10.500	725,625
500	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 6/15/09 @ $104.13) §	(B- , Caa1)	06/15/14	8.250	512,500
750	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00) ‡	(B , B3)	11/01/10	10.500	783,750
750	United Industries Corp., Series D, Global Company Guaranteed Notes (Callable 4/01/05 @ $103.29)	(B- , B3)	04/01/09	9.875	788,437
					11,040,621

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Containers (2.9%)
800	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50) §	(B , Caa1)	12/01/12	11.000	841,000
400	Graham Packaging Company, Inc., Rule 144A, Subordinated Notes (Callable 10/15/09 @ $104.94) ‡	(CCC+ , Caa2)	10/15/14	9.875	421,000
750	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 8/15/08 @ $104.75)	(B- , B3)	08/15/13	9.500	840,000
400	Intertape Polymer US, Inc., Rule 144A, Senior Subordinated Notes (Callable 8/01/09 @ $104.25) ‡	(B- , B3)	08/01/14	8.500	406,000
200	Owens-Brockway, Global Company Guaranteed Notes (Callable 2/15/06 @ $104.44)	(BB- , B1)	02/15/09	8.875	217,250
750	Owens-Brockway, Rule 144A, Senior Notes (5/15/08 @ $104.13) ‡	(B , B2)	05/15/13	8.250	819,375
450	Owens-Brockway Glass Containers, Rule 144A, Senior Notes (Callable 12/01/09 @ $103.38) ‡	(B , B2)	12/01/14	6.750	452,250
400	Owens-Illinois, Inc., Senior Notes §	(B , B3)	05/15/07	8.100	424,000
410	Owens-Illinois, Inc., Senior Notes	(B , B3)	05/15/08	7.350	429,475
250	Plastipak Holdings, Inc., Global Company Guaranteed Senior Notes (Callable 9/01/06 @ $105.38)	(B+ , B3)	09/01/11	10.750	282,500
250	Pliant Corp., Company Guaranteed Notes (Callable 6/01/05 @ $106.50) §	(CCC+ , Caa2)	06/01/10	13.000	246,250
750	Pliant Corp., Global Secured Notes (Callable 6/01/07 @ $105.56)	(CCC+ , B3)	09/01/09	11.125	822,187
300	Solo Cup Co., Global Senior Subordinated Notes (Callable 2/15/09 @ $104.25) §	(B- , B3)	02/15/14	8.500	308,625
200	Tekni-Plex, Inc., Series B, Company Guaranteed Notes (Callable 6/15/05 @ $106.38) §	(CCC , Caa2)	06/15/10	12.750	185,500
800	U.S. Can Corp., Global Company Guaranteed (Callable 7/15/07 @ $105.44)	(CCC+ , Caa1)	07/15/10	10.875	860,000
					7,555,412

Diversified Telecommunications (1.4%)
500	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 1/15/09 @ $104.19) §	(B- , B3)	01/15/14	8.375	510,000
500	Citizens Communications Co., Senior Notes	(BB+ , Ba3)	01/15/13	6.250	501,250
700	Qwest Communications International, Inc., Rule 144A, Senior Notes (Callable 2/15/09 @ $103.75) ‡#§	(B , B3)	02/15/14	7.750	715,750
750	Qwest Corp., Notes §	(BB- , Ba3)	11/15/08	5.625	756,563
1,000	Qwest Corp., Rule 144A, Senior Notes ‡	(BB- , Ba3)	09/01/11	7.875	1,075,000
					3,558,563

Energy - Other (3.4%)
900	Dynegy Holdings, Inc., Rule 144A, Secured Notes (Callable 7/15/08 @ $105.06) ‡	(B- , B3)	07/15/13	10.125	1,003,500
250	Dynegy Holdings, Inc., Senior Notes §	(CCC+ , Caa2)	04/01/11	6.875	233,750
400	EL Paso CGP Co., Notes	(CCC+ , Caa1)	02/01/09	6.375	401,500
750	EL Paso CGP Co., Notes §	(CCC+ , Caa1)	06/15/10	7.750	782,813
850	El Paso Corp., Senior Notes §	(CCC+ , Caa1)	05/15/11	7.000	858,500
1,000	El Paso Natural Gas Co., Rule 144A, Senior Notes (Callable 8/01/07 @ $103.81) ‡	(B- , B1)	08/01/10	7.625	1,102,500
600	El Paso Production Holding Co., Global Company Guaranteed (Callable 6/01/08 @ $103.02)	(B- , B3)	06/01/13	7.750	627,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

186	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 5/15/07 @ $105.50)	(B- , B3)	05/15/12	11.000	214,830
500	Giant Industries, Inc., Senior Subordinated Notes (Callable 5/15/09 @ $104.00) §	(B- , B3)	05/15/14	8.000	519,375
250	GulfMark Offshore, Inc., Rule 144A, Senior Notes (Callable 7/15/09 @ $103.88) ‡	(BB- , B2)	07/15/14	7.750	263,750
500	Inergy LP/Inergy Finance Corp., Rule 144A, Senior Notes (Callable 12/15/09 @ $103.44) ‡	(B- , B1)	12/15/14	6.875	500,000
500	Reliant Energy, Inc., Secured Notes (Callable 12/15/09 @ $103.38)	(B+ , B1)	12/15/14	6.750	490,000
750	Reliant Resources, Inc., Global Secured Notes (Callable 7/15/08 @ $104.75)	(B+ , B1)	07/15/13	9.500	843,750
250	SEMCO Energy, Inc., Global Senior Notes	(BB- , Ba2)	05/15/08	7.125	265,361
500	SEMCO Energy, Inc., Global Senior Notes (Callable 5/15/08 @ $103.87)	(BB- , Ba2)	05/15/13	7.750	542,471
					8,649,100

Environmental Services (0.5%)
250	Allied Waste North America, Inc., Series B, Global Company Guaranteed Notes	(BB- , B2)	04/01/08	8.875	262,500
375	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 4/15/09 @ $103.69) §	(B+ , Caa1)	04/15/14	7.375	343,125
600	Waste Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 4/15/09 @ $104.75) ‡§	(CCC , Ca)	04/15/14	9.500	591,000
					1,196,625

Finance - Other (0.6%)
250	Arch Western Finance, Global Senior Notes (Callable 7/01/08 @ $103.38) §#	(BB , Ba3)	07/01/13	6.750	256,250
750	Corrections Corporation of America, Senior Notes (Callable 5/01/07 @ $103.75)	(B , B1)	05/01/11	7.500	801,563
250	Rainbow National Services LLC, Rule 144A, Senior Notes (Callable 9/01/08 @ $104.38) ‡	(CCC+ , B3)	09/01/12	8.750	282,500
100	Senior Housing Properties Trust, Senior Notes	(BB+ , Ba2)	01/15/12	8.625	114,250
					1,454,563

Food Processors/Beverage/Bottling (2.5%)
188	Birds Eye Foods, Inc., Company Guaranteed Notes (Callable 11/01/05 @ $101.98)	(B- , B3)	11/01/08	11.875	196,460
175	Burns, Philp Capital Property, Ltd., Global Company Guaranteed Notes (Callable 7/15/07 @ $104.88)	(B- , B3)	07/15/12	9.750	191,625
100	Chiquita Brands International, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $103.75) ‡	(B , B2)	11/01/14	7.500	102,000
175	Cott Beverages USA, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.00)	(B+ , Ba3)	12/15/11	8.000	188,781
50	Del Monte Corp., Global Senior Subordinated Notes (Callable 12/15/07 @ $104.31) §	(B , B2)	12/15/12	8.625	55,813
600	Dole Food Company, Inc., Rule 144A, Senior Notes (Callable 3/15/07 @ $104.44) ‡	(B+ , B2)	03/15/11	8.875	647,250
600	Eagle Family Foods, Inc., Series B, Company Guaranteed Notes (Callable 1/15/06 @ $100.00)	(CCC , Caa2)	01/15/08	8.750	465,000
665	Land O’ Lakes, Inc., Global Senior Notes (Callable 11/15/06 @ $104.38) §	(B- , B3)	11/15/11	8.750	658,350

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

750	Le-Natures, Inc., Rule 144A, Senior Subordinated Notes (Callable 6/15/08 @ $104.50) ‡#	(B- , Caa1)	06/15/13	10.000	832,500
400	Merisant Co., Rule 144A, Company Guaranteed Notes (Callable 7/15/08 @ $104.75) ‡#	(B- , B3)	07/15/13	9.750	354,000
380	National Wine & Spirits, Inc., Company Guaranteed Notes (Callable 1/15/06 @ $101.69)	(CCC+ , B3)	01/15/09	10.125	378,100
750	Pinnacle Foods Holding, Rule 144A, Senior Subordinated Notes (Callable 12/01/08 @ $104.13) ‡	(B- , B3)	12/01/13	8.250	690,000
200	Smithfield Foods, Inc., Series B, Global Senior Notes	(BB , Ba2)	10/15/09	8.000	221,750
100	Swift & Co., Global Company Guaranteed Notes (Callable 10/01/06 @ $105.06)	(B+ , B1)	10/01/09	10.125	112,250
600	Swift & Co., Global Senior Subordinated Notes (Callable 10/01/06 @ $106.25)	(B , B2)	01/01/10	12.500	684,000
500	Wornick Co., Global Secured Notes (Callable 7/15/08 @ $105.44)	(B+ , B2)	07/15/11	10.875	542,500
					6,320,379

Gaming (6.1%)
910	Ameristar Casinos, Inc., Global Company Guaranteed Notes (Callable 2/15/06 @ $105.38)	(B , B2)	02/15/09	10.750	1,023,750
950	Argosy Gaming Co., Global Senior Subordinated Notes (Callable 1/15/09 @ $103.50) §	(B+ , B1)	01/15/14	7.000	1,049,750
100	Aztar Corp., Global Senior Subordinated Notes (Callable 8/15/06 @ $104.50)	(B+ , Ba3)	08/15/11	9.000	110,250
100	Caesars Entertainment, Inc., Senior Subordinated Notes	(BB- , Ba2)	12/15/05	7.875	103,625
500	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63) ‡	(BB- , B1)	11/15/19	7.250	509,375
750	Chukchansi Economic Development Authority, Rule 144A, Senior Notes (Callable 10/01/06 @ $113.00) ‡	(NR , NR)	06/15/09	14.500	945,000
350	Circus Circus & Eldorado, Global First Mortgage Notes (Callable 3/01/07 @ $105.06) §	(B+ , B1)	03/01/12	10.125	378,000
790	Hard Rock Hotel, Inc., Global Notes (Callable 6/01/08 @ $104.44)	(B , B3)	06/01/13	8.875	872,950
250	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 6/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	266,250
250	Herbst Gaming, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/15/09 @ $103.50) ‡	(B- , B3)	11/15/14	7.000	252,500
900	Inn of the Mountain Gods Resort, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B , B3)	11/15/10	12.000	1,053,000
500	Isle of Capri Casinos, Inc., Global Senior Subordinated Notes (Callable 3/01/09 @ $103.50)	(B , B2)	03/01/14	7.000	508,750
250	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B , B2)	10/15/10	9.500	265,625
750	Mandalay Resort Group, Global Senior Notes §	(BB+ , Ba2)	07/31/09	6.500	789,375
50	Mandalay Resort Group, Senior Notes §	(BB+ , Ba2)	02/01/06	6.450	51,437
495	Mandalay Resort Group, Series B, Senior Subordinated Notes §	(BB- , Ba3)	08/01/07	10.250	561,825
100	MGM Mirage, Inc., Company Guaranteed Notes §	(BB- , Ba2)	02/01/11	8.375	112,500
780	MGM Mirage, Inc., Company Guaranteed, Senior Subordinated Notes	(BB- , Ba2)	06/01/07	9.750	869,700
250	Mohegan Tribal Gaming Authority, Global Senior Subordinated Notes (Callable 8/15/09 @ $103.56)	(B+ , Ba3)	08/15/14	7.125	260,938
600	MTR Gaming Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 4/01/07 @ $104.88) ‡	(B+ , B2)	04/01/10	9.750	660,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

250	OED Corp., Global Company Guaranteed Notes (Callable 4/15/08 @ $104.38)	(B , B2)	04/15/12	8.750	246,250
650	Park Place Entertainment Corp., Senior Subordinated Notes	(BB- , Ba2)	02/15/07	9.375	712,562
530	Penn National Gaming, Inc., Company Guaranteed Notes (Callable 3/15/06 @ $104.44)	(B , B2)	03/15/10	8.875	575,050
350	Penn National Gaming, Inc., Series B, Global Company Guaranteed Notes (Callable 3/01/05 @ $105.56)	(B , B2)	03/01/08	11.125	372,750
330	Riviera Holdings Corp., Global Company Guaranteed Notes (Callable 6/15/06 @ $105.50)	(B , B2)	06/15/10	11.000	371,250
909	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 9/15/08 @ $103.55) ‡	(B+ , B1)	09/15/12	8.625	986,265
750	Wheeling Island Gaming, Inc., Global Company Guaranteed Notes (Callable 12/15/05 @ $105.06) §	(B+ , B3)	12/15/09	10.125	806,250
100	Windsor Woodmont Black Hawk, Series B, First Mortgage Notes (Callable 02/11/05 @ $104.33) Æ^	(NR , NR)	03/15/05	13.000	3,000
800	Wynn Las Vegas LLC, Rule 144A, First Mortgage Notes (Callable 12/01/09 @ $103.31) ‡	(B+ , B2)	12/01/14	6.625	790,000
					15,507,977

Healthcare Facilities/Supplies (4.7%)
500	Alpharma, Inc., Rule 144A, Senior Notes (Callable 5/01/07 @ $104.31) ‡	(B- , B3)	05/01/11	8.625	521,250
500	Ardent Health Services, Global Senior Subordinated Notes (Callable 8/15/08 @ $105.00)	(B- , B3)	08/15/13	10.000	520,000
600	Bio-Rad Laboratories, Inc., Global Senior Subordinated Notes (Callable 8/15/08 @ $103.75)	(BB- , Ba3)	08/15/13	7.500	660,000
500	CDRV Investors, Inc., Rule 144A, Senior Discount Notes (Callable 1/01/10 @ $104.81) ‡+	(B- , Caa2)	01/01/15	0.000	301,250
600	Concentra Operating Corp., Rule 144A, Company Guaranteed Notes (Callable 8/15/07 @ $104.75) ‡	(B- , B3)	08/15/10	9.500	669,000
150	Coventry Health Care, Inc., Global Senior Notes (Callable 2/15/07 @ $104.06)	(BBB- , Ba1)	02/15/12	8.125	164,625
250	Extendicare Health Services, Inc., Company Guaranteed Notes (Callable 7/01/06 @ $104.75)	(B , B1)	07/01/10	9.500	278,750
250	Fisher Communications, Inc., Rule 144A, Senior Notes (Callable 9/15/09 @ $104.31) ‡	(B- , B2)	09/15/14	8.625	270,312
391	Fisher Scientific International, Inc., Global Senior Subordinated Notes (Callable 5/01/07 @ $104.06)	(BB+ , Ba3)	05/01/12	8.125	433,521
850	Fisher Scientific International, Inc., Global Senior Subordinated Notes (Callable 9/01/08 @ $104.00)	(BB+ , Ba3)	09/01/13	8.000	952,000
600	Hanger Orthopedic Group, Inc., Global Company Guaranteed Notes (Callable 2/15/06 @ $105.19) §	(CCC+ , B3)	02/15/09	10.375	603,000
250	HCA, Inc., Global Notes	(BB+ , Ba2)	01/15/15	6.375	252,720
150	Healthsouth Corp., Global Senior Notes §	(NR , NR)	10/01/11	8.375	156,188
240	Insight Health Services Corp., Series B, Company Guaranteed Notes (Callable 11/01/06 @ $104.94) §	(CCC+ , B3)	11/01/11	9.875	240,000
325	Kinetic Concepts, Inc., Global Senior Subordinated Notes (Callable 5/15/08 @ $103.69)	(B , B3)	05/15/13	7.375	346,125
750	Medex, Inc., Global Senior Subordinated Notes (Callable 5/15/08 @ $104.44)	(B- , B3)	05/15/13	8.875	877,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

350	Medical Device Manufacturing, Inc., Rule 144A, Company Guaranteed Notes (Callable 7/15/08 @ $105.00) ‡	(B- , Caa1)	07/15/12	10.000	379,750
250	Medquest, Inc., Series B, Global Company Guaranteed Notes (Callable 8/15/07 @ $105.94)	(B- , B3)	08/15/12	11.875	293,750
800	MQ Associates, Inc., Global Senior Discount Notes (Callable 8/15/08 @ $109.00) +	(B- , Caa1)	08/15/12	12.250	620,000
150	Owens & Minor, Inc., Global Company Guaranteed Notes (Callable 7/15/06 @ $104.13)	(BB- , Ba3)	07/15/11	8.500	164,437
344	PacifiCare Health Systems, Inc., Global Company Guaranteed Notes (Callable 6/01/06 @ $105.38)	(BBB- , Ba3)	06/01/09	10.750	390,440
150	Rotech Healthcare, Inc., Global Company Guaranteed Notes (Callable 4/01/07 @ $104.75)	(B+ , B2)	04/01/12	9.500	166,500
800	Select Medical Corp., Global Senior Subordinated Notes (Callable 8/01/08 @ $103.75)	(B- , NR)	08/01/13	7.500	912,000
250	Tenet Healthcare Corp., Rule 144A, Senior Notes ‡	(B- , B3)	07/01/14	9.875	260,625
750	Triad Hospital, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50) §	(B , B3)	11/15/13	7.000	763,125
500	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	520,000
250	Vanguard Health Holding Co., Rule 144A, Senior Subordinated Notes (Callable 10/01/09 @ $104.50) ‡	(CCC+ , Caa1)	10/01/14	9.000	268,750
150	Vicar Operating, Inc., Company Guaranteed Notes (Callable 12/01/05 @ $104.94)	(B , B2)	12/01/09	9.875	164,438
					12,150,056

Home Builders (1.4%)
380	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 4/15/07 @ $104.19)	(BB , Ba1)	04/15/12	8.375	418,950
300	D.R. Horton, Inc., Global Company Guaranteed Notes (Callable 4/15/07 @ $104.25)	(BB+ , Ba1)	04/15/12	8.500	336,852
200	KB Home, Senior Subordinated Notes	(BB- , Ba2)	12/15/08	8.625	226,874
150	Ryland Group, Inc., Senior Subordinated Notes (Callable 6/15/06 @ $104.56)	(BB+ , Ba2)	06/15/11	9.125	167,358
250	Technical Olympic USA, Inc., Global Company Guaranteed Notes (Callable 7/01/06 @ $104.50)	(B+ , Ba3)	07/01/10	9.000	270,000
300	Technical Olympic USA, Inc., Global Subordinated Notes (Callable 3/15/08 @ $103.75) §	(B- , B2)	03/15/11	7.500	301,500
200	Toll Corp., Senior Subordinated Notes (Callable 12/01/06 @ $104.12)	(BB+ , Ba2)	12/01/11	8.250	221,500
350	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 5/01/07 @ $104.56)	(B+ , Ba3)	05/01/12	9.125	391,125
500	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 4/01/08 @ $105.38)	(B , B2)	04/01/13	10.750	563,750
500	William Lyon Homes, Inc., Global Senior Notes (Callable 2/15/09 @ $103.75)	(B , B2)	02/15/14	7.500	481,250
250	William Lyon Homes, Inc., Rule 144A, Senior Notes (Callable 12/15/08 @ $103.81) ‡	(B , B2)	12/15/12	7.625	244,375
					3,623,534

Industrial - Other (1.2%)
800	Altra Industrial Motion, Inc., Rule 144A, Secured Notes (Callable 12/01/08 @ $104.50) ‡	(CCC+ , B3)	12/01/11	9.000	808,000
500	Amsted Industries, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.12) ‡	(B , B3)	10/15/11	10.250	565,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

250	Poster Financial Group, Inc., Global Secured Notes (Callable 12/01/07 @ $104.38) §	(B , B2)	12/01/11	8.750	254,063
350	Synagro Technologies, Inc., Global Senior Subordinated Notes (Callable 4/01/06 @ $104.75) §	(B , B3)	04/01/09	9.500	387,625
500	True Temper Sports, Inc., Global Company Guaranteed Notes (Callable 3/15/08 @ $104.19)	(CCC+ , Caa1)	09/15/11	8.375	477,500
500	Wolverine Tube, Inc., Rule 144A, Senior Notes ‡	(B+ , B3)	08/01/08	7.375	485,000
					2,977,188

Leisure (3.1%)
300	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 2/01/07 @ $104.94)	(CCC+ , B3)	02/01/12	9.875	325,500
350	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 3/01/09 @ $104.00) §	(CCC+ , B3)	03/01/14	8.000	348,687
249	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 2/01/05 @ $103.17)	(CCC+ , B3)	02/01/11	9.500	258,338
500	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 7/15/07 @ $105.25)	(CCC , Caa1)	07/15/11	10.500	502,500
750	Bluegreen Corp., Series B, Company Guaranteed Notes (Callable 4/01/05 @ $101.75)	(B- , B3)	04/01/08	10.500	766,875
800	Booth Creek Ski Holdings, Inc., Series B, Company Guaranteed Notes (Callable 3/15/05 @ $100.00)	(CCC+ , Caa1)	03/15/07	12.500	812,000
550	Carmike Cinemas, Inc., Global Senior Subordinated Notes (Callable 2/15/09 @ $103.75)	(CCC+ , Caa1)	02/15/14	7.500	557,562
750	Cinemark USA, Inc., Global Senior Subordinated Notes (Callable 2/01/08 @ $104.50)	(B- , B3)	02/01/13	9.000	843,750
500	Cinemark, Inc., Global Senior Discount Notes (Callable 3/15/09 @ $104.88) +	(B- , Caa1)	03/15/14	9.750	380,000
400	Icon Health & Fitness, Global Company Guaranteed, Senior Subordinated Notes (Callable 4/01/07 @ $105.62) §	(B- , B3)	04/01/12	11.250	336,000
550	Six Flags, Inc., Global Senior Notes §	(CCC , Caa1)	04/15/13	9.750	526,625
400	Six Flags, Inc., Global Senior Notes (Callable 2/01/06 @ $104.44) §	(CCC , Caa1)	02/01/10	8.875	383,000
400	Six Flags, Inc., Global Senior Notes (Callable 6/01/09 @ $104.81) §	(CCC , Caa1)	06/01/14	9.625	379,000
750	Speedway Motorsports, Inc., Global Senior Subordinated Notes (Callable 6/01/08 @ $103.38)	(B+ , Ba2)	06/01/13	6.750	785,625
600	Town Sports International, Inc., Rule 144A, Senior Notes (Callable 4/15/07 @ $104.81) ‡§	(B- , B2)	04/15/11	9.625	634,500
					7,839,962

Lodging (0.7%)
250	Gaylord Entertainment Co., Rule 144A, Senior Notes (Callable 11/15/09 @ $103.38) ‡	(B , B3)	11/15/14	6.750	246,875
450	Host Marriott Corp., Global Senior Notes (Callable 11/01/08 @ $103.56)	(B+ , Ba3)	11/01/13	7.125	475,875
51	Host Marriott Corp., Series B, Company Guaranteed Notes (Callable 8/01/05 @ $101.33)	(B+ , Ba3)	08/01/08	7.875	52,594
350	Host Marriott Corp., Series I, Global Company Guaranteed Notes	(B+ , Ba3)	01/15/07	9.500	380,625
200	John Q. Hammons Hotels, Series B, Global Notes, First Mortgage (Callable 5/15/07 @ $104.44)	(B , B2)	05/15/12	8.875	226,000
250	MeriStar Hospitality Corp., Global Company Guaranteed Notes §	(CCC+ , B2)	01/15/08	9.000	265,000
100	Starwood Hotels & Resorts Worldwide, Inc., Global Company Guaranteed Notes #	(BB+ , Ba1)	05/01/12	7.875	114,500
					1,761,469

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Metals & Mining (1.8%)
435	AK Steel Corp., Company Guaranteed Notes (Callable 2/15/05 @ $102.65) §	(B+ , B3)	02/15/09	7.875	448,050
350	AK Steel Corp., Global Company Guaranteed Notes (Callable 6/15/07 @ $103.88)	(B+ , B3)	06/15/12	7.750	361,375
250	California Steel Industries, Inc., Global Senior Notes (Callable 3/15/09 @ $103.06)	(BB- , Ba2)	03/15/14	6.125	248,125
350	Hawk Corp., Rule 144A, Senior Notes (Callable 11/01/09 @ $104.38) ‡	(B , B2)	11/01/14	8.750	358,750
500	Metallurg, Inc., Series B, Company Guaranteed Notes (Callable 12/01/05 @ $100.00)	(NR , Ca)	12/01/07	11.000	460,000
500	Peabody Energy Corp., Senior Notes (Callable 4/15/09 @ $102.94) §	(BB- , Ba3)	04/15/16	5.875	500,000
500	Peabody Energy Corp., Series B, Global Company Guaranteed Notes (Callable 3/15/08 @ $103.44)	(BB- , Ba3)	03/15/13	6.875	537,500
350	UCAR Finance, Inc., Global Company Guaranteed Notes (Callable 2/15/07 @ $105.13)	(B , B2)	02/15/12	10.250	393,313
1,500	WCI Steel, Inc., Series B, Senior Notes Æ	(NR , NR)	12/01/49	10.000	1,207,500
					4,514,613

Oil Equipment (0.7%)
750	Key Energy Services, Inc., Senior Notes	(B , B1)	05/01/13	6.375	753,750
500	Parker Drilling Co., Global Senior Notes (Callable 10/01/08 @ $104.81) §	(B- , B2)	10/01/13	9.625	558,125
176	Parker Drilling Co., Series B, Company Guaranteed Notes (Callable 11/15/05 @ $103.38) §	(B- , B2)	11/15/09	10.125	185,284
250	Pride International, Inc., Global Senior Notes (Callable 7/15/09 @ $103.69)	(BB- , Ba2)	07/15/14	7.375	276,250
					1,773,409

Paper & Forest Products (1.8%)
250	Appleton Papers, Inc., Series B, Global Senior Subordinated Notes (Callable 6/15/09 @ $104.88)	(B+ , B3)	06/15/14	9.750	270,000
500	Blue Ridge Paper Product, Global Secured Notes (Callable 12/15/06 @ $104.75)	(B- , B2)	12/15/08	9.500	492,500
250	Caraustar Industries, Inc., Global Company Guaranteed Notes (Callable 4/01/06 @ $105.25) §	(B , Caa1)	04/01/11	9.875	275,625
250	Georgia-Pacific Corp., Global Company Guaranteed Notes (Callable 2/01/08 @ $104.69)	(BB+ , Ba2)	02/01/13	9.375	289,062
500	Georgia-Pacific Corp., Global Senior Notes §	(BB+ , Ba3)	01/15/24	8.000	588,750
200	Georgia-Pacific Corp., Notes	(BB+ , Ba3)	05/15/06	7.500	209,250
400	Longview Fibre Co., Global Senior Subordinated Notes (Callable 1/15/06 @ $105.00) §	(B+ , B2)	01/15/09	10.000	440,000
600	Neenah Paper, Inc., Rule 144A, Senior Notes (Callable 11/15/09 @ $103.69) ‡	(B+ , B1)	11/15/14	7.375	606,000
1,000	Newark Group, Inc., Global Senior Subordinated Notes (Callable 3/15/09 @ $104.88)	(B- , Caa1)	03/15/14	9.750	1,052,500
150	Stone Container Corp., Global Senior Notes (Callable 2/01/06 @ $104.88) §	(B , B2)	02/01/11	9.750	164,625
140	Stone Container Corp., Global Senior Notes (Callable 7/01/07 @ $104.19)	(B , B2)	07/01/12	8.375	149,100
					4,537,412

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Publishing (2.5%)
500	CBD Media Holdings, Rule 144A, Senior Notes (Callable 7/15/08 @ $104.63) ‡	(CCC+ , Caa2)	07/15/12	9.250	515,000
150	Dex Media East LLC, Global Company Guaranteed Notes (Callable 11/15/06 @ $104.94)	(B , B1)	11/15/09	9.875	168,750
500	Dex Media West LLC, Rule 144A, Senior Notes (Callable 11/15/08 @ $102.94) ‡	(B , B1)	11/15/11	5.875	491,250
300	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50) +§	(B , B3)	11/15/13	0.000	227,250
700	Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00) §	(B , B3)	11/15/13	8.000	747,250
600	Haights Cross Operating Co., Global Company Guaranteed Notes (Callable 8/15/08 @ $105.88)	(CCC , Caa1)	08/15/11	11.750	683,250
250	Haights Cross Operating Co., Rule 144A, Senior Notes (Callable 8/15/08 @ $105.88) ‡	(CCC , Caa1)	08/15/11	11.750	284,687
250	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 2/01/08 @ $104.94) §	(B- , Caa1)	02/01/13	9.875	261,875
550	Liberty Group Operating, Inc., Company Guaranteed Notes (Callable 2/01/05 @ $101.56)	(CCC+ , Caa1)	02/01/08	9.375	561,000
700	Morris Publishing Group LLC, Global Company Guaranteed Notes (Callable 8/01/08 @ $103.50)	(B+ , Ba3)	08/01/13	7.000	715,750
425	PRIMEDIA, Inc., Global Company Guaranteed Notes (Callable 5/15/06 @ $104.44) §	(B , B3)	05/15/11	8.875	450,500
250	RH Donnelley Finance Corp., Rule 144A, Senior Notes (Callable 12/15/06 @ $104.44) ‡	(BB , B1)	12/15/10	8.875	278,125
400	Sheridan Acquisition Corp., Global Secured Notes (Callable 8/15/07 @ $105.13)	(B , B1)	08/15/11	10.250	434,500
700	WDAC Subsidiary Corp., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.19) ‡	(CCC+ , Caa1)	12/01/14	8.375	686,000
					6,505,187

Restaurants (0.9%)
500	Domino’s, Inc., Global Senior Subordinated Notes (Callable 7/1/07 @ $104.12)	(B- , B2)	07/01/11	8.250	537,500
500	Friendly Ice Cream Corp., Global Senior Notes (Callable 6/15/08 @ $104.19) §	(B- , B2)	06/15/12	8.375	486,250
500	Landry’s Restaurants, Inc., Rule 144A, Senior Notes (Callable 12/15/09 @ $103.75) ‡	(B , B2)	12/15/14	7.500	490,000
450	Perkins Family Restaurant L.P., Series B, Senior Notes (Callable 12/15/05 @ $100.00)	(B+ , B1)	12/15/07	10.125	461,250
330	Sbarro, Inc., Company Guaranteed Notes (Callable 9/15/05 @ $103.67) §	(CCC , Caa2)	09/15/09	11.000	333,300
					2,308,300

Retail-Food & Drug (1.5%)
800	Duane Reade, Inc., Rule 144A, Senior Subordinated Notes (Callable 8/01/08 @ $104.88) ‡§	(CCC , Caa1)	08/01/11	9.750	728,000
650	Great Atlantic & Pacific Tea Company, Inc., Senior Notes (Callable 12/15/06 @ $104.56) §	(B- , Caa1)	12/15/11	9.125	593,125
200	Nutritional Sourcing Corp., Notes (Callable 6/05/05 @ $101.00)	(NR , NR)	08/01/09	10.125	147,000
350	Pantry, Inc., Global Senior Subordinated Notes (Callable 2/15/09 @ $103.88) §	(B- , B3)	02/15/14	7.750	369,250
800	Rite Aid Corp., Rule 144A, Global Secured Notes (Callable 5/01/07 @ $104.06) ‡	(B+ , B2)	05/01/10	8.125	834,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

600	Rite Aid Corp., Rule 144A, Notes ‡	(B- , Caa1)	12/15/08	6.125	561,000
350	Roundy’s, Inc., Series B, Global Company Guaranteed Notes (Callable 6/15/07 @ $104.44)	(B , B2)	06/15/12	8.875	379,750
150	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 6/15/08 @ $104.06)	(BB- , B1)	06/15/12	8.125	158,625
					3,770,750

Retail Stores (2.3%)
750	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 6/15/07 @ $104.50) §	(B , B3)	06/15/12	9.000	796,875
450	AutoNation, Inc., Global Company Guaranteed Notes	(BBB- , Ba2)	08/01/08	9.000	508,500
550	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 6/01/08 @ $104.19) §	(B+ , B1)	06/01/12	8.375	555,500
400	Jafra Cosmetics, Inc., Global Company Guaranteed Notes (Callable 5/15/07 @ $105.38)	(B- , B3)	05/15/11	10.750	461,000
100	Michaels Stores, Inc., Senior Notes (Callable 7/01/05 @ $104.62) §	(BB+ , Ba1)	07/01/09	9.250	106,875
500	Nebraska Book Company, Inc., Global Senior Subordinated Notes (Callable 3/15/08 @ $104.31)	(CCC+ , Caa1)	03/15/12	8.625	510,000
400	Pep Boys - Manny, Moe & Jack, Senior Subordinated Notes (Callable 12/15/09 @ $103.75) §	(B , B3)	12/15/14	7.500	406,000
500	Pep Boys - Manny, Moe & Jack, Series MTNB, Notes	(BB- , B2)	07/07/06	6.920	517,500
500	Perry Ellis International, Inc., Series B, Global Senior Subordinated Notes (Callable 9/15/08 @ $104.44)	(B- , B3)	09/15/13	8.875	522,500
500	Sonic Automotive, Inc., Series B, Global Senior Subordinated Notes (Callable 8/15/08 @ $104.31) §	(B+ , B2)	08/15/13	8.625	535,000
800	United Auto Group, Inc., Global Company Guaranteed Notes (Callable 3/15/07 @ $104.81)	(B , B3)	03/15/12	9.625	876,000
					5,795,750

Satellite (0.8%)
700	Directv Holdings LLC, Rule 144A, Global Senior Notes (Callable 3/15/08 @ $104.19) ‡	(BB- , B1)	03/15/13	8.375	791,875
750	EchoStar DBS Corp., Global Senior Notes §	(BB- , Ba3)	10/01/11	6.375	769,688
350	PanAmSat Corp., Rule 144A, Company Guaranteed Notes (Callable 8/15/09 @ $104.50) ‡	(B+ , B2)	08/15/14	9.000	382,375
					1,943,938

Secondary Oil & Gas Producers (1.9%)
782	Chesapeake Energy Corp., Senior Notes (Callable 1/15/09 @ $103.45)	(BB- , Ba3)	01/15/16	6.875	817,190
300	Forest Oil Corp., Global Senior Notes	(BB- , Ba3)	06/15/08	8.000	327,375
940	Forest Oil Corp., Global Senior Notes	(BB- , Ba3)	12/15/11	8.000	1,070,425
300	Frontier Oil Corp., Global Senior Notes (Callable 10/01/07 @ $103.31)	(B+ , B1)	10/01/11	6.625	304,500
250	Houston Exploration Company, Global Senior Subordinated Notes (Callable 6/15/08 @ $103.50)	(B+ , B2)	06/15/13	7.000	263,750
700	Plains Exploration & Production Company LP, Global Senior Subordinated Notes (Callable 7/01/07 @ $104.38)	(B+ , Ba3)	07/01/12	8.750	778,750
150	Pogo Producing Co., Series B, Senior Subordinated Notes (Callable 4/15/06 @ $104.13)	(BB , Ba3)	04/15/11	8.250	161,250
535	Swift Energy Co., Senior Subordinated Notes (Callable 5/01/07 @ $104.69)	(B , B2)	05/01/12	9.375	596,525

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

245	Vintage Petroleum, Inc., Global Senior Subordinated Notes (Callable 5/15/06 @ $103.94) §	(B , B1)	05/15/11	7.875	262,762
250	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 5/01/08 @ $103.63)	(B- , B2)	05/01/12	7.250	259,375
					4,841,902

Services-Other (5.4%)
1,000	Advanstar Communications, Inc., Global Secured Notes (Callable 2/15/08 @ $105.38)	(B- , B3)	08/15/10	10.750	1,130,000
400	Allied Security Escrow, Rule 144A, Senior Subordinated Notes (Callable 7/15/08 @ $105.69) ‡	(B- , Caa1)	07/15/11	11.375	421,000
600	American Color Graphics, Global Notes (Callable 6/15/07 @ $105.00)	(B- , Caa1)	06/15/10	10.000	514,500
188	AP Holdings, Inc., Senior Discount Notes (Callable 3/15/05 @ $101.88) Æ	(NR , NR)	03/15/08	11.250	29,140
400	Brand Services, Inc., Global Company Guaranteed Notes (Callable 10/15/07 @ $106.00)	(CCC+ , B3)	10/15/12	12.000	453,000
200	Brickman Group, Ltd., Series B, Global Company Guaranteed Notes (Callable 12/15/06 @ $105.88)	(B , B2)	12/15/09	11.750	233,500
300	Casella Waste Systems, Inc., Global Senior Subordinated Notes (Callable 2/01/08 @ $104.88)	(B , B3)	02/01/13	9.750	331,500
300	Diamond Triumph Auto Glass, Inc., Company Guaranteed Notes (Callable 4/01/05 @ $101.54)	(B- , Caa1)	04/01/08	9.250	253,500
500	Integrated Alarm Services Group, Inc., Rule 144A, Secured Notes (Callable 11/15/08 @ $106.00) ‡	(B- , B3)	11/15/11	12.000	523,750
650	Iron Mountain, Inc., Company Guaranteed Notes (Callable 1/15/08 @ $103.88)	(B , Caa1)	01/15/15	7.750	667,875
325	Iron Mountain, Inc., Company Guaranteed Notes (Callable 4/01/06 @ $104.31)	(B , Caa1)	04/01/13	8.625	345,312
800	Iron Mountain, Inc., Company Guaranteed Notes (Callable 7/01/08 @ $103.31)	(B , Caa1)	01/01/16	6.625	758,000
945	La Petite Academy, Inc., Series B, Company Guaranteed Notes (Callable 5/15/05 @ $101.67)	(CC , Ca)	05/15/08	10.000	845,775
600	LNR Property Corp., Series A, Global Senior Subordinated Notes (Callable 10/15/08 @ $103.62)	(CCC+ , Caa1)	10/15/13	7.250	684,750
250	Mail-Well, Inc., Global Company Guaranteed Notes (Callable 3/15/07 @$104.81) §	(B+ , B1)	03/15/12	9.625	270,000
250	Morton’s Restaurant Group, Inc., Global Secured Notes (Callable 7/01/07 @ $105.30) §	(B- , B2)	07/01/10	7.500	245,000
1,000	Muzak LLC/Muzak Finance, Global Senior Notes (Callable 2/15/06 @ $105.00)	(CCC- , Caa2)	02/15/09	10.000	942,500
550	National Beef Packing Company LLC, Global Senior Notes (Callable 8/01/07 @ $105.25)	(B- , B3)	08/01/11	10.500	565,125
200	Protection One Alarm Monitor, Series B, Global Company Guaranteed Notes	(C , Ca)	01/15/09	8.125	193,000
500	Quintiles Transnational Corp., Global Senior Subordinated Notes (Callable 10/01/08 @ $105.00)	(B , B3)	10/01/13	10.000	567,500
700	Rent-A-Center, Inc., Series B, Global Company Guaranteed Notes (Callable 5/01/06 @ $103.75)	(BB- , B1)	05/01/10	7.500	725,375
850	Rent-Way, Inc., Global Secured Notes	(B- , B3)	06/15/10	11.875	947,750
1,000	Salton, Inc., Global Senior Subordinated Notes (Callable 4/15/05 @ $106.13) §	(CC , Ca)	04/15/08	12.250	755,000
250	Southern Star Centennial Corp., Global Secured Notes (Callable 8/01/07 @ $104.25)	(B+ , B1)	08/01/10	8.500	276,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

750	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 11/15/08 @ $103.88) §	(B+ , B2)	11/15/13	7.750	733,125
750	WMG Holdings Corp., Rule 144A, Senior Discount Notes (Callable 12/15/09 @ $104.75) ‡+	(B- , Caa2)	12/15/14	0.000	504,375
					13,917,227

Technology (2.2%)
600	Advanced Micro Devices, Inc., Rule 144A, Senior Notes (Callable 11/01/08 @ $103.88) ‡	(B- , B3)	11/01/12	7.750	601,500
130	AMI Semiconductor, Inc., Global Company Guaranteed Notes (Callable 2/01/08 @ $105.38)	(B , B3)	02/01/13	10.750	152,100
800	Amkor Technology, Inc., Global Senior Notes (Callable 5/15/08 @ $103.88) §	(B , B3)	05/15/13	7.750	716,000
200	Amkor Technology, Inc., Rule 144A, Global Senior Notes (Callable 5/15/08 @ $103.88) ‡§	(B , B3)	02/15/08	9.250	199,000
450	Freescale Semiconductor, Inc., Global Senior Notes (Callable 7/15/09 @ $103.56)	(BB+ , Ba2)	07/15/14	7.125	487,687
175	Lucent Technologies, Inc., Notes §	(B , B2)	07/15/06	7.250	182,875
250	Sanmina-SCI Corp., Rule 144A, Secured Notes (Callable 1/15/07 @ $105.19) ‡	(BB- , Ba2)	01/15/10	10.375	285,000
250	Solectron Corp., Senior Notes (Callable 2/15/06 @ $104.81) §	(B+ , B1)	02/15/09	9.625	275,000
750	Thomas & Betts Corp., Notes (Callable 6/01/08 @ $103.63)	(BBB- , Ba1)	06/01/13	7.250	819,324
800	Viasystems, Inc., Global Senior Subordinated Notes (Callable 1/15/08 @ $105.25)	(CCC+ , Caa2)	01/15/11	10.500	792,000
950	Xerox Corp., Senior Notes	(B+ , Ba2)	06/15/10	7.125	1,028,375
					5,538,861

Textile/Apparel/Shoe Manufacturing (2.2%)
200	BGF Industries, Inc., Series B, Senior Subordinated Notes (Callable 1/15/06 @ $101.75)	(CCC- , Ca)	01/15/09	10.250	199,000
300	Levi Strauss & Co., Global Senior Notes (Callable 01/15/06 @ $102.91) §	(CCC , Ca)	01/15/08	11.625	315,750
850	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13) §	(CCC , Ca)	12/15/12	12.250	922,250
400	Levi Strauss & Co., Rule 144A, Senior Notes (Callable 1/15/10 @ $104.88) ‡	(CCC , Ca)	01/15/15	9.750	391,000
500	Oxford Industries, Inc., Global Senior Notes (Callable 6/01/07 @ $104.44)	(B , B2)	06/01/11	8.875	535,000
400	Phillips-Van Heusen Corp., Global Senior Notes (Callable 2/15/08 @ $103.63)	(BB- , B2)	02/15/11	7.250	420,000
750	Phillips-Van Heusen Corp., Global Senior Notes (Callable 5/01/08 @ $104.06) §	(BB- , B2)	05/01/13	8.125	817,500
800	Propex Fabrics, Inc., Rule 144A, Senior Notes (Callable 12/01/08 @ $105.00) ‡	(B- , Caa1)	12/01/12	10.000	814,000
200	Russell Corp., Global Company Guaranteed Notes (Callable 5/01/06 @ $104.63)	(BB- , B1)	05/01/10	9.250	216,000
900	Warnaco, Inc., Global Senior Notes (Callable 6/15/08 @ $104.44)	(B , B2)	06/15/13	8.875	994,500
					5,625,000

Tower (0.9%)
700	American Tower Corp., Rule 144A, Senior Notes (Callable 10/15/08 @ $103.56) ‡	(CCC , B3)	10/15/12	7.125	707,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

500	Crown Castle International Corp., Global Senior Notes (Callable 12/01/08 @ $103.75) §	(CCC , B3)	12/01/13	7.500	533,125
600	SBA Communications Corp., Rule 144A, Senior Notes (Callable 12/01/08 @ $104.25) ‡	(CCC- , Caa1)	12/01/12	8.500	627,750
400	SBA Telecommunications, Inc., Global Senior Discount Notes (Callable 12/15/07 @ $104.88) +§	(CCC- , B3)	12/15/11	0.000	346,500
					2,214,375

Transportation/Other (0.6%)
250	H-Lines Finance Holding Corp., Rule 144A, Senior Discount Notes (Callable 4/01/08 @ $105.50) ‡+	(CCC+ , Caa2)	04/01/13	0.000	178,750
600	Horizon Lines LLC, Rule 144A, Notes (Callable 11/01/08 @ $104.50) ‡	(CCC+ , B3)	11/01/12	9.000	639,000
150	Kansas City Southern Railway, Global Company Guaranteed Notes	(B+ , B2)	10/01/08	9.500	169,125
500	Overseas Shipholding Group, Inc., Rule 144A, Senior Notes (Callable 3/15/08 @ $104.12) ‡	(BB+ , Ba1)	03/15/13	8.250	552,500
					1,539,375

Utilities (6.4%)
500	AES Corp., Rule 144A, Senior Secured Notes (Callable 5/15/08 @ $104.50) ‡	(B+ , B1)	05/15/15	9.000	567,500
77	AES Corp., Senior Notes	(B- , B2)	06/01/09	9.500	86,625
900	AES Corp., Senior Notes §	(B- , B2)	03/01/14	7.750	957,375
31	AES Corp., Senior Unsecured Notes §	(B- , B2)	02/15/11	8.875	34,720
900	Allegheny Energy Supply Company LLC, Global Notes §	(B- , B3)	03/15/11	7.800	978,750
900	Aquila, Inc., Senior Notes §	(B- , B2)	11/15/09	7.625	934,875
110	Caithness Coso Fund Corp., Series B, Senior Secured Notes	(BBB- , Ba1)	12/15/09	9.050	121,593
450	Calpine Corp., Rule 144A, Secured Notes ‡	(B , NR)	12/01/11	9.875	362,250
850	Calpine Corp., Rule 144A, Secured Notes (Callable 7/15/07 @ $104.25) ‡§	(B , NR)	07/15/10	8.500	671,500
50	Calpine Corp., Rule 144A, Secured Notes (Callable 7/15/08 @ $104.38) ‡§	(B , NR)	07/15/13	8.750	38,250
450	Calpine Corp., Senior Notes §	(CCC+ , Caa1)	04/15/09	7.750	319,500
265	Calpine Corp., Senior Notes §	(CCC+ , Caa1)	08/15/10	8.625	185,500
525	Calpine Corp., Senior Notes §	(CCC+ , Caa1)	02/15/11	8.500	364,875
1,000	Calpine Generating Company LLC, Global Secured Notes (Callable 4/01/08 @ $103.50) #	(B , B2)	04/01/10	8.310	975,000
500	CMS Energy Corp., Global Senior Notes §	(B+ , B1)	08/01/10	7.750	541,875
500	CMS Energy Corp., Senior Notes	(B+ , B1)	07/15/08	8.900	550,625
540	CMS Energy Corp., Senior Notes	(B+ , B1)	01/15/09	7.500	574,425
1,040	Edison Mission Energy, Senior Notes §	(B , B1)	06/15/09	7.730	1,107,600
254	ESI Tractebel Acquisition Corp., Series B, Company Guaranteed Notes (Callable 6/30/08 @ $101.84)	(BB , Ba1)	12/30/11	7.990	273,848
500	Mirant Americas Generation Corp., Senior Notes Æ	(NR , NR)	05/01/06	7.625	565,000
1,000	Mirant Corp., Rule 144A, Senior Notes Æ‡	(B , NR)	07/15/49	7.400	770,000
252	National Waterworks, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/07 @ $105.25)	(B- , B3)	12/01/12	10.500	283,500
250	Nevada Power Co., Rule 144A, General Refunding Mortgage Notes ‡	(BB , Ba2)	01/15/15	5.875	251,875
500	NorthWestern Corp., Rule 144A, Secured Notes (Callable 11/01/09 @ $102.94) ‡	(BB , Ba1)	11/01/14	5.875	517,057

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

565	NRG Energy, Inc., Rule 144A, Secured Notes (Callable 12/15/08 @ $104.00) ‡	(B , B1)	12/15/13	8.000	611,613
900	PSEG Energy Holdings LLC, Global Notes	(BB- , Ba3)	04/16/07	7.750	943,875
1,200	Sierra Pacific Resources, Global Senior Notes (Callable 3/15/09 @ $104.31) §	(B- , B2)	03/15/14	8.625	1,339,500
400	Teco Energy, Inc., Senior Notes	(BB , Ba2)	06/15/10	7.500	442,000
1,050	TNP Enterprises, Inc., Senior Subordinated Notes (Callable 4/01/05 @ $105.13)	(BB- , B2)	04/01/10	10.250	1,113,000
					16,484,106

Wireless (5.4%)
100	AirGate PCS, Inc., Rule 144A, Secured Notes (Callable 1/01/06 @ $104.69) ‡	(CCC- , Caa1)	09/01/09	9.375	107,500
470	AirGate PCS, Inc., Secured Notes (Callable 1/01/06 @ $104.69)	(CCC- , Caa1)	09/01/09	9.375	505,143
1,095	Alamosa Holdings, Inc., Company Guaranteed Notes (Callable 2/15/05 @ $106.44) +	(NR , NR)	02/15/10	0.000	1,185,337
1,150	American Cellular Corp., Global Senior Notes (Callable 8/01/07 @ $105.00)	(B- , Caa1)	08/01/11	10.000	1,066,625
600	Centennial Communications, Global Company Guaranteed Notes (Callable 6/15/08 @ $105.06)	(CCC , Caa1)	06/15/13	10.125	682,500
450	Centennial Communications, Senior Subordinated Notes (Callable 12/15/05 @ $101.79) §	(CCC , Caa3)	12/15/08	10.750	468,000
400	Dobson Cellular Systems, Rule 144A, Secured Notes (Callable 11/01/08 @ $104.19) ‡§	(B- , B2)	11/01/11	8.375	423,000
1,000	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44) §	(CCC , Ca)	10/01/13	8.875	742,500
400	Horizon PCS, Inc., Rule 144A, Senior Notes (Callable 7/15/08 @ $105.69) ‡	(CCC , B3)	07/15/12	11.375	454,000
1,000	IWO Escrow Co., Rule 144A, Secured Notes (Callable 1/15/07 @ $102.00) ‡#	(CCC+ , B3)	01/15/12	6.320	1,005,000
950	IWO Holdings, Inc., Global Company Guaranteed Notes (Callable 1/15/06 @ $107.00) Æ	(NR , NR)	01/15/11	14.000	669,750
750	Nextel Communications, Inc., Senior Notes (Callable 8/01/08 @ $103.69)	(BB , Ba3)	08/01/15	7.375	830,625
1,500	Nextel Partners, Inc., Global Senior Notes (Callable 7/01/07 @ $104.06)	(B- , B3)	07/01/11	8.125	1,657,500
800	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 1/15/06 @ $104.88) §	(CCC , Caa2)	01/15/10	9.750	776,000
250	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 11/15/06 @ $104.38) §	(CCC , Ca)	11/15/11	8.750	196,250
200	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 2/01/06 @ $104.69) §	(CCC , Ca)	02/01/11	9.375	162,500
800	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 6/01/08 @ $104.25) §	(CCC , Caa1)	06/01/13	8.500	774,000
750	Ubiquitel Operating Co., Rule 144A, Senior Notes (Callable 3/01/07 @ $107.41) ‡	(CCC , Caa1)	03/01/11	9.875	830,625
250	US Unwired, Inc., Global Secured Notes (Callable 6/15/08 @ $105.00) §	(CCC- , Caa1)	06/15/12	10.000	280,000
800	Western Wireless Corp., Global Senior Notes (Callable 7/15/08 @ $104.63)	(CCC , Caa1)	07/15/13	9.250	936,000
					13,752,855

TOTAL CORPORATE BONDS (Cost $213,839,100)					229,640,373

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS (8.7%)
Broadband (0.2%)
$550	Call-Net Enterprises, Inc., Yankee Company Guaranteed Notes (Callable 1/01/06 @ $105.31) (Canada) §	(B- , Caa3)	12/31/08	10.625	555,500

Broadcast/Outdoor (0.7%)
750	Canwest Media, Inc., Series B, Global Company Guaranteed Notes (Callable 4/15/08 @ $103.81) (Canada)	(B- , Ba3)	04/15/13	7.625	813,750
449	Corus Entertainment, Inc., Global Senior Subordinated Notes (Callable 3/01/07 @ $104.38) (Canada)	(B+ , B1)	03/01/12	8.750	489,971
375	Sun Media Corp., Rule 144A, Senior Notes (Callable 2/15/08 @ $103.81) (Canada) ‡	(B , Ba3)	02/15/13	7.625	401,250
					1,704,971

Building Products (0.4%)
1,025	Maax Holdings, Inc., Rule 144A, Senior Discount Notes (Callable 12/15/08 @ $105.63) (Canada) ‡+	(CCC+ , Caa1)	12/15/12	0.000	650,875
400	North America Energy Partners, Inc., Global Senior Notes (Callable 12/01/07 @ $104.38) (Canada)	(B- , B3)	12/01/11	8.750	373,000
					1,023,875

Cable (0.6%)
500	Kabel Deutschland GmbH, Rule 144A, Senior Notes (Callable 7/01/09 @ $105.31) (Germany) ‡	(B- , B2)	07/01/14	10.625	567,500
150	Rogers Cablesystems, Ltd., Series B, Yankee Senior Notes (Canada)	(BB+ , Ba3)	03/15/05	10.000	151,688
300	Videotron Ltee, Global Company Guaranteed Notes (Callable 1/15/09 @ $103.44) (Canada) §	(B+ , Ba3)	01/15/14	6.875	307,875
500	Videotron Ltee, Rule 144A, Senior Notes (Callable 1/15/09 @ $103.44) (Canada) ‡	(B+ , Ba3)	01/15/14	6.875	513,125
					1,540,188

Chemicals (0.4%)
550	Acetex Corp., Global Senior Notes (Callable 8/01/05 @ $105.44) (Canada)	(B+ , B2)	08/01/09	10.875	598,125
500	BCP Caylux Holdings Luxembourg SCA, Rule 144A, Senior Subordinated Notes (Callable 6/15/09 @ $104.81) (Luxembourg) ‡	(B- , B3)	06/15/14	9.625	557,500
					1,155,625

Containers (0.5%)
500	Crown European Holdings SA, Global Secured Notes (Callable 3/01/07 @ $104.75) (France) §	(B+ , B1)	03/01/11	9.500	560,000
600	Crown European Holdings SA, Global Secured Notes (Callable 3/01/08 @ $105.44) (France)	(B , B2)	03/01/13	10.875	706,500
					1,266,500

Electronics/Information/Data Technology (0.2%)
300	Celestica, Inc., Senior Subordinated Notes (Callable 7/01/08 @ $103.94) (Canada) §	(B , Ba3)	07/01/11	7.875	314,250
250	Flextronics International, Ltd., Global Senior Subordinated Notes (Callable 5/15/08 @ $103.25) (Singapore)	(BB- , Ba2)	05/15/13	6.500	254,375
					568,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Energy - Other (0.2%)
600	Harvest Operations Corp., Rule 144A, Senior Notes (Callable 10/15/08 @ $103.94) (Canada) ‡	(B- , B3)	10/15/11	7.875	609,000

Gaming (0.3%)
730	Kerzner International, Ltd., Global Company Guaranteed Notes (Callable 8/15/06 @ $104.44) (Bahamas)	(B , B2)	08/15/11	8.875	799,350

Industrial - Other (0.3%)
350	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Callable 2/01/05 @ $101.79) (Canada) Æ	(NR , NR)	02/01/08	10.750	74,375
650	Tyco International Group SA, Yankee Company Guaranteed Notes (Luxembourg)	(BBB , Baa3)	11/01/08	6.125	696,018
					770,393

Leisure (0.4%)
450	Intrawest Corp., Global Senior Notes (Callable 10/15/08 @ $103.75) (Canada)	(B+ , B1)	10/15/13	7.500	474,750
500	NCL Corp., Rule 144A, Senior Notes (Callable 7/15/09 @ $105.31) (Bermuda) ‡	(B+ , B2)	07/15/14	10.625	505,000
					979,750

Metals & Mining (0.6%)
250	Gerdau Ameristeel Corp., Global Senior Notes (Callable 7/15/07 @ $105.38) (Canada)	(B+ , Ba3)	07/15/11	10.375	290,000
750	IPSCO, Inc., Global Senior Notes (Callable 6/01/08 @ $104.38) (Canada)	(BB , Ba2)	06/01/13	8.750	851,250
294	Ispat Inland ULC, Global Secured Notes (Callable 4/01/09 @ $104.88) (Canada)	(BBB , Ba1)	04/01/14	9.750	363,825
					1,505,075

Paper & Forest Products (1.6%)
500	Abitibi-Consolidated, Inc., Global Notes (Canada) §	(BB , Ba3)	06/15/11	7.750	520,000
350	Ainsworth Lumber Company, Ltd., Rule 144A, Senior Notes (Callable 10/01/08 @ $103.63) (Canada) ‡	(B+ , B2)	10/01/12	7.250	351,750
350	Ainsworth Lumber Company, Ltd., Yankee Senior Notes (Callable 3/15/09 @ $103.38) (Canada)	(B+ , B2)	03/15/14	6.750	337,750
1	Ainsworth Lumber Company, Ltd., Yankee Senior Notes (Canada)	(B+ , NR)	07/15/07	12.500	579
500	Cascades, Inc., Rule 144A, Senior Notes (Callable 2/15/08 @ $103.63) (Canada) ‡	(BB+ , Ba3)	02/15/13	7.250	525,000
250	JSG Funding PLC, Rule 144A, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland) ‡	(B- , B3)	10/01/12	9.625	277,500
750	Norske Skog Canada, Ltd., Series D, Global Company Guaranteed Notes (Callable 6/15/06 @ $104.31) (Canada)	(BB- , Ba3)	06/15/11	8.625	795,000
250	Stone Container Finance Corp., Global Company Guaranteed Notes (Callable 7/15/09 @ $103.69) (Canada)	(B , B2)	07/15/14	7.375	258,750
900	Tembec Industries, Inc., Yankee Company Guaranteed Notes (Callable 6/30/05 @ $102.88) (Canada) §	(B , B2)	06/30/09	8.625	898,875
					3,965,204

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Retail-Food & Drug (0.3%)
700	Jean Coutu Group (PJC), Inc., Rule 144A, Senior Subordinated Notes (Callable 8/01/09 @ $104.25) (Canada) ‡§	(B , B3)	08/01/14	8.500	701,750

Secondary Oil & Gas Producers (0.2%)
250	Compton Petroleum Corp., Global Senior Notes (Callable 5/15/06 @ $104.95) (Canada)	(B , B2)	05/15/09	9.900	276,250
300	Paramount Resources, Ltd., Yankee Senior Notes (Callable 7/15/09 @ $104.44) (Canada)	(B , B3)	07/15/14	8.875	367,500
					643,750

Technology (1.0%)
650	Danka Business Systems PLC, Global Senior Notes (Callable 6/15/07 @ $105.50) (United Kingdom)	(B , B3)	06/15/10	11.000	685,750
750	Flextronics International, Ltd., Rule 144A, Senior Subordinated Notes (Callable 11/15/09 @ $103.13) (Singapore) ‡	(BB- , Ba2)	11/15/14	6.250	738,750
600	Magnachip Semiconductor SA, Rule 144A, Senior Subordinated Notes (Callable 12/15/09 @ $104.00) (Luxembourg) ‡	(B- , B2)	12/15/14	8.000	629,250
500	STATS ChipPAC, Ltd., Rule 144A, Senior Notes (Callable 11/15/08 @ $103.38) (Singapore) ‡	(BB , Ba2)	11/15/11	6.750	490,000
					2,543,750

Transportation/Other (0.5%)
500	Ship Finance International, Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B , B1)	12/15/13	8.500	512,500
450	Stena AB, Rule 144A, Senior Notes (Callable 12/01/09 @ $103.50) (Sweden) ‡	(BB- , Ba3)	12/01/16	7.000	437,625
250	Teekay Shipping Corp., Global Senior Notes (Marshall Islands)	(BB- , Ba2)	07/15/11	8.875	290,625
					1,240,750

Wireless (0.3%)
125	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BB , Ba3)	05/01/11	9.625	148,125
500	Rogers Wireless Communications, Inc., Rule 144A, Secured Notes (Callable 12/15/06 @ $102.00) (Canada) ‡#	(BB , Ba3)	12/15/10	5.525	528,750
					676,875

TOTAL FOREIGN BONDS (Cost $21,361,184)					22,250,931

Number of Shares

COMMON STOCKS (0.4%)
Food Processors/Beverage/Bottling (0.2%)
352	Crunch Equity Holding LLC, Class A *				466,357

Wireless (0.2%)
13,216	AirGate PCS, Inc. *§				483,309
22,527	Dobson Communications Corp., Class A *				41,450
					524,759

TOTAL COMMON STOCKS (Cost $542,548)					991,116

Number of Shares

PREFERRED STOCKS (0.4%)
Broadcast/Outdoor (0.4%)
12,885	Paxson Communications Corp. §	1,059,758

Wireless (0.0%)
24,000	Dobson Communications Corp.	13,620
350	Dobson Communications Corp., Rule 144A (Callable 8/19/05 @ $106.00) ‡	24,393
		38,013

TOTAL PREFERRED STOCKS (Cost $1,141,182)		1,097,771

WARRANTS (0.1%)
Broadband (0.0%)
100	GT Group Telecom, Inc., Rule 144A, strike $0.00, expires 02/01/10 *‡	0

Chemicals (0.1%)
500	Huntsman Company LLC, Rule 144A, strike $0.01, expires May 2011 *‡	225,250

Textile/Apparel/Shoe Manufacturing (0.0%)
155	AGY Holdings Corp. *^	2

TOTAL WARRANTS (Cost $71,307)		225,252

SHORT-TERM INVESTMENTS (23.1%)
58,811,844	State Street, Navigator Prime Fund §§ (Cost $58,811,844)	58,811,844

TOTAL INVESTMENTS AT VALUE (122.6%) (Cost $295,767,165)		313,017,287

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.6%)		(57,667,343)

NET ASSETS (100.0%)		$255,349,944

†                  Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc.  (“Moody”) are unaudited.

‡                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities amounted to a value of $63,519,014 or 24.9% of net assets.

#                 Variable rate obligations — The interest rate shown is the rate as of January 31, 2005.

+                 Step Bond – The interest rate is as of January 31, 2005 and will reset at a future date.

Æ              Security in default.

*                 Non-income producing security.

^                  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $295,767,165, $20,430,229, $(3,180,107) and $17,250,122, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                  Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005